Subordinated Liabilities (Tables)	6 Months Ended
Jun. 30, 2020
7. Subordinated liabilities
Subordinated liabilities
7. Subordinated liabilities
	Half year ended	Year ended
	30.06.20	31.12.19
	£m	£m
Opening balance as at 1 January	33,425	35,327
Issuances	3,162	6,785
Redemptions	(2,814)	(7,804)
Other	3,192	(883)
Closing balance	36,965	33,425